Statement of Cash Flows (USD $)	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Cash flow from operating activities:
Net Loss	$ (1,013,145)	$ (25,996)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	7,515	892
Stock-based compensation	800,923
Changes in operating assets and liabilities:
Prepaid and other assets	(60,258)
Security deposits	102,045
Accounts payable and accrued liabilities	70,747	2,165
Net Cash Used in Operating Activities	(92,173)	(22,939)
Cash flow from investing activities:
Acquisition of real estate property	(2,970,806)
Net Cash Used in Investing Activities	(2,970,806)
Cash flow from financing activities:
Proceeds from the sale of common stock	1,615,000
Proceeds from note payable	1,800,000
Payment for debt issuance costs	(19,152)
Proceeds from loans from stockholders	200	22,866
Net Cash Provided by Financing Activities	3,396,048	22,866
Net increase in cash	333,069	(73)
Cash at beginning of period	478	299
Cash at end of period	333,547	226
Supplemental disclosure of cash flow information:
Cash paid for interest	35,918
Supplemental schedule of non-cash financing activities:
Accounts payable paid by principal stockholders	7,665
Stockholder loans and accrued interest converted to common stock	$ 99,450